Shareholders' Equity (Details) R$ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
		Jun. 28, 2023	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Feb. 28, 2023 $ / shares	Feb. 28, 2023 R$ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued capital			R$ 1,443,108,000			R$ 1,443,108,000
Non-cash expense			R$ 100,900,000	$ 19.4
Exceeds price per share (in Dollars per share) | $ / shares				$ 17
Goodwill recognised as of acquisition date (in Brazil Real)	[1]					213,123,000
Percentage of Reserve Allocation of Net Income			5.00%	5.00%
Percentage of Reserve Not Exceeds Overall Equity			20.00%		20.00%
Warrant shares (in Shares) | shares			16,179,990	16,179,990
HPX Corporation [Member]
Disclosure of classes of share capital [line items]
Issued capital			R$ 906,800,000		$ 174.2
Cash transferred			48,100,000		9.2
Equivalent amount			R$ 595,900,000		$ 114.5
Percentage of voting equity interests acquired			70.80%		70.80%					100.00%
Considering price per share (in Dollars per share) | $ / shares							$ 9.89
Transaction and Exchange cost (in Brazil Real per share) | R$ / shares								R$ 5.2037
Extraordinary Expenses (in Brazil Real)			R$ 18,913,000
Number of instruments or interests issued or issuable			11,000,000		11,000,000
Number of Tranche			2		2
Number of shares each tranches (in Shares) | shares			5,500,000		5,500,000
Description of Tranches conditions			The first tranche will be granted if the AMBI quotation exceeds US$17.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. The second tranche will be granted if the AMBI quotation exceeds US$20.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. If these objectives are not achieved by March 3, 2026, the Earn-out not awarded will be cancelled.	The first tranche will be granted if the AMBI quotation exceeds US$17.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. The second tranche will be granted if the AMBI quotation exceeds US$20.0 per share during any 20 trading sessions out of 30 consecutive trading sessions. If these objectives are not achieved by March 3, 2026, the Earn-out not awarded will be cancelled.
Goodwill recognised as of acquisition date (in Brazil Real)			R$ 326,056,000
HPX Corporation [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Equivalent amount			262,800,000
HPX Corporation [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Equivalent amount | $					$ 50.5
AMBI quotation [Member]
Disclosure of classes of share capital [line items]
Exceeds price per share (in Dollars per share) | $ / shares				$ 20
Emergencias Participacoes SA [Member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired		100.00%
Inversiones Disal Emergencias SA [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		50.00%
Suatrans Chile SA [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary		100.00%
Issued capital [member]
Disclosure of classes of share capital [line items]
Issued capital			R$ 1,443,108,000			R$ 1,443,108,000			R$ 261,920,439
Number of shares issued (in Shares) | shares			55,429,851		55,429,851	55,429,851			261,920,439

[1]	On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).